CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Tax on currency translation differences	£ 0	£ 0	£ 0
Tax on transfers to income statement	£ 0	£ 0	£ 0